Note 6 - Deposits	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]

6.         Deposits

Aggregate time deposits in denominations of $250,000 or more were $39,503,000 and $37,239,000 at December 31, 2024 and 2023, respectively.

A summary of the maturity of time deposits as of  December 31, 2024 is as follows (in thousands):

Year Ending December 31,

2025	$89,429
2026	28,058
2027	3,389
2028	1,049
2029	305

Total	$122,230

At December 31, 2024 and 2023, deposits from related parties totaled $2,281,000 and $1,570,000, respectively.

The Company had no customers with aggregate deposit accounts totaling five percent or greater of total deposits as of  December 31, 2024. The company had one customer with aggregate deposit accounts totaling $25,535,000, or 5.40%, of total deposits as of December 31, 2023.

The Company obtains certain deposits through the efforts of third-part broker.  Brokered deposits totaled $6.27 million at  December 31, 2024 and December 31, 2023, and were included primarily in time deposits on the Company's Consolidated Balance Sheets.